SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Statement [Abstract]
Net interest paid (received)	$ 1,526	$ 1,264
Net income taxes paid (received)	$ 594	$ 223